UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21292
                                                    ------------

                            Ned Davis Research Funds
                   -----------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
                   -----------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                   -----------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                         ------------------

                   Date of fiscal year end: December 31, 2004
                                            ------------------

                  Date of reporting period: September 30, 2004
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.


NED DAVIS RESEARCH ASSET ALLOCATION FUND
SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   MARKET
     SHARES                                        VALUE*
     ------                                        ------
             COMMON STOCKS -- 51.5%
             AEROSPACE -- 0.7%
        300  Armor Holdings Inc.+ .............. $   12,483
        300  Boeing Co. ........................     15,486
        100  DRS Technologies Inc.+ ............      3,744
        100  General Dynamics Corp. ............     10,210
        200  Lockheed Martin Corp. .............     11,156
        200  Northrop Grumman Corp. ............     10,666
        100  United Defense Industries Inc.+ ...      3,999
                                                 ----------
                                                     67,744
                                                 ----------
             AUTOMOTIVE -- 0.5%
        100  Cummins Inc. ......................      7,389
        800  Ford Motor Co. ....................     11,240
        400  General Motors Corp. ..............     16,992
        100  Oshkosh Truck Corp. ...............      5,706
                                                 ----------
                                                     41,327
                                                 ----------
             AVIATION: PARTS AND SERVICES -- 0.2%
        200  United Technologies Corp. .........     18,676
                                                 ----------
             BROADCASTING -- 0.1%
        300  Clear Channel Communications Inc. .      9,351
                                                 ----------
             BUILDING AND CONSTRUCTION -- 0.9%
        100  D.R. Horton Inc. ..................      3,311
        100  Eagle Materials Inc. ..............      7,130
        100  Florida Rock Industries Inc. ......      4,899
        400  Lafarge North America Inc. ........     18,756
        100  Lennar Corp., Cl. A ...............      4,760
        500  POSCO, ADR ........................     18,925
        100  Pulte Homes Inc. ..................      6,137
        400  Vulcan Materials Co. ..............     20,380
                                                 ----------
                                                     84,298
                                                 ----------
             BUSINESS SERVICES -- 0.6%
        300  Automatic Data Processing Inc. ....     12,396
        500  Cendant Corp. .....................     10,800
        700  Ecolab Inc. .......................     22,008
        300  Monster Worldwide Inc.+ ...........      7,392
                                                 ----------
                                                     52,596
                                                 ----------
             CABLE AND SATELLITE -- 0.2%
        700  Comcast Corp., Cl. A+ .............     19,768
                                                 ----------
             COMMUNICATIONS EQUIPMENT -- 0.8%
        300  Ericsson (L.M.) Telephone Co.,
              Cl. B, ADR+ ......................      9,372
        300  L-3 Communications Holdings Inc. ..     20,100
      1,100  Motorola Inc. .....................     19,844
        500  Qualcomm Inc. .....................     19,520
                                                 ----------
                                                     68,836
                                                 ----------
             COMPUTER HARDWARE -- 1.7%
        200  Apple Computer Inc.+ ..............      7,750
        700  Dell Inc.+ ........................     24,920

                                                   MARKET
     SHARES                                        VALUE*
     ------                                        ------
        900  Hewlett-Packard Co. ............... $   16,875
      2,400  Intel Corp. .......................     48,144
        700  International Business
               Machines Corp. ..................     60,018
                                                 ----------
                                                    157,707
                                                 ----------
             COMPUTER SOFTWARE AND SERVICES -- 2.5%
      2,500  Cisco Systems Inc.+ ...............     45,250
        900  EMC Corp.+ ........................     10,386
      4,500  Microsoft Corp. ...................    124,425
      1,600  Oracle Corp.+ .....................     18,048
        800  Yahoo! Inc.+ ......................     27,128
                                                 ----------
                                                    225,237
                                                 ----------
             CONSUMER PRODUCTS -- 1.6%
        600  Altria Group Inc. .................     28,224
        300  Avon Products Inc. ................     13,104
        300  Colgate-Palmolive Co. .............     13,554
        200  Emerson Electric Co. ..............     12,378
        300  Gillette Co. ......................     12,522
        200  Kimberly-Clark Corp. ..............     12,918
        100  NIKE Inc., Cl. B ..................      7,880
        900  Procter & Gamble Co. ..............     48,708
                                                 ----------
                                                    149,288
                                                 ----------
             CONSUMER SERVICES -- 0.2%
        200  eBay Inc.+ ........................     18,388
                                                 ----------
             DIVERSIFIED INDUSTRIAL -- 3.0%
        200  3M Co. ............................     15,994
        200  Dover Corp. .......................      7,774
        200  Eaton Corp. .......................     12,682
      4,200  General Electric Co. ..............    141,036
        200  Illinois Tool Works Inc. ..........     18,634
        400  Kirby Corp+ .......................     16,060
        300  PPG Industries Inc. ...............     18,384
        200  Quanex Corp. ......................     10,256
        900  Tyco International Ltd. ...........     27,594
        500  Worthington Industries Inc. .......     10,675
                                                 ----------
                                                    279,089
                                                 ----------
             EDUCATIONAL SERVICES -- 0.1%
        100  Apollo Group Inc., Cl. A+ .........      7,337
                                                 ----------
             ELECTRONICS -- 0.5%
        300  Analog Devices Inc. ...............     11,634
        800  Applied Materials Inc.+ ...........     13,192
        200  Maxim Integrated Products Inc. ....      8,458
        700  Texas Instruments Inc. ............     14,896
                                                 ----------
                                                     48,180
                                                 ----------
             ENERGY AND UTILITIES -- 5.7%
        200  American Electric Power Co. Inc. ..      6,392
        200  Apache Corp. ......................     10,022
        400  BASF AG ...........................     23,580
        400  BG Group plc ADR ..................     13,616
        200  Burlington Resources Inc. .........      8,160

NED DAVIS RESEARCH ASSET ALLOCATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   MARKET
     SHARES                                        VALUE*
     ------                                        ------
             COMMON STOCKS (CONTINUED)
             ENERGY AND UTILITIES (CONTINUED)
        900  ChevronTexaco Corp. ............... $   48,276
        300  Cimarex Energy Co.+ ...............     10,482
        400  CNOOC Ltd., ADR ...................     21,040
        300  ConocoPhillips ....................     24,855
        100  Devon Energy Corp. ................      7,101
        400  Duke Energy Corp. .................      9,156
        300  Exelon Corp. ......................     11,007
      3,400  Exxon Mobil Corp. .................    164,322
        200  FirstEnergy Corp. .................      8,216
        400  FMC Technologies Inc.+ ............     13,360
        200  Headwaters Inc.+ ..................      6,172
        300  Kerr-McGee Corp. ..................     17,175
        400  Marathon Oil Corp. ................     16,512
        200  Occidental Petroleum Corp. ........     11,186
        900  Plains Exploration &
               Production Co.+ .................     21,474
        300  Progress Energy Inc. ..............     12,702
        300  Public Service Enterprise
               Group Inc. ......................     12,780
        200  Schlumberger Ltd. .................     13,462
        300  Sempra Energy .....................     10,857
        400  Unocal Corp. ......................     17,200
                                                 ----------
                                                    519,105
                                                 ----------
             ENTERTAINMENT -- 0.6%
        700  The Walt Disney Co. ...............     15,785
      1,400  Time Warner Inc.+ .................     22,596
        500  Viacom Inc., Cl. B ................     16,780
                                                 ----------
                                                     55,161
                                                 ----------
             ENVIRONMENTAL SERVICES -- 0.1%
        200  Waste Management Inc. .............      5,468
                                                 ----------
             EQUIPMENT AND SUPPLIES -- 1.3%
        300  American Standard Companies Inc.+ .     11,673
        300  Carbo Ceramics Inc. ...............     21,642
        200  Caterpillar Inc. ..................     16,090
        200  Danaher Corp. .....................     10,256
        100  Deere & Co. .......................      6,455
        200  Maverick Tube Corp.+ ..............      6,162
        200  Parker Hannifin Corp. .............     11,772
      1,300  Xerox Corp.+ ......................     18,304
        300  Zebra Technologies Corp., Cl. A+ ..     18,303
                                                 ----------
                                                    120,657
                                                 ----------
             EXCHANGE TRADED FUNDS -- 0.1%
        100  Standard & Poor's Depository
               Receipts ........................     11,176
                                                 ----------
             FINANCIAL SERVICES -- 11.5%
        200  Allstate Corp. ....................      9,598
        200  American Capital Strategies Ltd. ..      6,268
      1,000  American Express Co. ..............     51,460
        900  American International Group Inc. .     61,191
        300  AmeriCredit Corp.+ ................      6,264
        600  Ameritrade Holding Corp.+ .........      7,206

                                                   MARKET
     SHARES                                        VALUE*
     ------                                        ------
      1,400  Bank of America Corp. ............. $   60,662
        300  Bank of New York Co. Inc. .........      8,751
        300  Capital One Financial Corp. .......     22,170
        200  CapitalSource Inc.+ ...............      4,468
        100  Chicago Mercantile Exchange .......     16,130
        500  CIT Group Inc. ....................     18,695
      2,900  Citigroup Inc. ....................    127,948
        100  Comerica Inc. .....................      5,935
        800  Countrywide Financial Corp. .......     31,512
        500  Doral Financial Corp. .............     20,735
        300  Fannie Mae ........................     19,020
        200  Fifth Third Bancorp ...............      9,844
        300  First Data Corp. ..................     13,050
        100  Firstfed Financial Corp.+ .........      4,888
        200  Franklin Resources Inc. ...........     11,152
        700  Freddie Mac .......................     45,668
        200  Goldman Sachs Group Inc. ..........     18,648
        200  Hartford Financial Services
               Group Inc. ......................     12,386
        200  Hibernia Corp., Cl. A .............      5,282
        600  IndyMac Bancorp Inc. ..............     21,720
        200  Investors Financial
               Services Corp. ..................      9,026
      1,300  JPMorgan Chase & Co. ..............     51,649
        100  Lehman Brothers Holdings Inc. .....      7,972
        300  Lincoln National Corp. ............     14,100
        300  Marsh & McLennan Companies Inc. ...     13,728
        500  Marshall & Ilsley Corp. ...........     20,150
        200  MBIA Inc. .........................     11,642
      1,000  MBNA Corp. ........................     25,200
        300  Mellon Financial Corp. ............      8,307
        300  Merrill Lynch & Co. Inc. ..........     14,916
        700  MetLife Inc. ......................     27,055
        300  Moody's Corp. .....................     21,975
        400  Morgan Stanley ....................     19,720
        300  National City Corp. ...............     11,586
        300  National Financial Partners Corp. .     10,734
        300  Northern Trust Corp. ..............     12,240
        200  PMI Group Inc. ....................      8,116
        200  PNC Financial Services Group ......     10,820
        400  Protective Life Corp. .............     15,724
        300  Providian Financial Corp.+ ........      4,662
        400  Prudential Financial Inc. .........     18,816
        100  SLM Corp. .........................      4,460
        300  StanCorp Financial Group Inc. .....     21,360
        200  State Street Corp. ................      8,542
        400  Wachovia Corp. ....................     18,780
        300  Washington Mutual Inc. ............     11,724
        500  Wells Fargo & Co. .................     29,815
                                                 ----------
                                                  1,053,470
                                                 ----------
             FOOD AND BEVERAGE -- 1.2%
        200  Anheuser-Busch Cos. Inc. ..........      9,990
        700  Coca-Cola Co. .....................     28,035
        200  General Mills Inc. ................      8,980
        400  Heinz (H.J.) Co. ..................     14,408

NED DAVIS RESEARCH ASSET ALLOCATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   MARKET
     SHARES                                        VALUE*
     ------                                        ------
             COMMON STOCKS (CONTINUED)
             FOOD AND BEVERAGE (CONTINUED)
        600  McDonald's Corp. .................. $   16,818
        500  PepsiCo Inc. ......................     24,325
        300  Sysco Corp. .......................      8,976
                                                 ----------
                                                    111,532
                                                 ----------
             HEALTH CARE -- 6.0%
        500  Abbott Laboratories ...............     21,180
        400  Advanced Medical Optics Inc.+ .....     15,828
        100  Aetna Inc. ........................      9,993
        100  AMERIGROUP Corp.+ .................      5,625
        400  Amgen Inc.+ .......................     22,672
        200  Anthem Inc.+ ......................     17,450
        300  Bausch & Lomb Inc. ................     19,935
        200  Biogen Idec Inc.+ .................     12,234
        300  Boston Scientific Corp.+ ..........     11,919
        700  Bristol-Myers Squibb Co. ..........     16,569
        200  Cardinal Health Inc. ..............      8,754
        300  Caremark Rx Inc.+ .................      9,621
        100  Celgene Corp.+ ....................      5,823
        100  Centene Corp+ .....................      4,258
        100  CIGNA Corp. .......................      6,963
        100  Cooper Companies Inc. .............      6,855
        300  Coventry Health Care Inc.+ ........     16,011
        300  Eli Lilly & Co. ...................     18,015
        200  Forest Laboratories Inc.+ .........      8,996
        200  HCA Inc. ..........................      7,630
      1,000  Johnson & Johnson .................     56,330
        400  Medtronic Inc. ....................     20,760
        600  Merck & Co. Inc. ..................     19,800
        400  Millipore Corp.+ ..................     19,140
      2,900  Pfizer Inc. .......................     88,740
        200  PolyMedica Corp. ..................      6,160
        200  Protein Design Labs Inc.+ .........      3,916
        600  Schering-Plough Corp. .............     11,436
        100  Sepracor Inc.+ ....................      4,878
        200  Stryker Corp. .....................      9,616
        600  UnitedHealth Group Inc. ...........     44,244
        500  Wyeth .............................     18,700
                                                 ----------
                                                    550,051
                                                 ----------
             HOTELS AND GAMING -- 0.8%
        300  Carnival Corp. ....................     14,187
        600  Marriott International
               Inc., Cl. A .....................     31,176
        200  Penn National Gaming Inc.+ ........      8,080
        200  Shuffle Master Inc.+ ..............      7,492
        200  Wynn Resorts Ltd.+ ................     10,338
                                                 ----------
                                                     71,273
                                                 ----------
             METALS AND MINING -- 1.5%
        900  Alcoa Inc. ........................     30,231
        400  Anglo American PLC, ADR ...........      9,700
        700  Companhia Vale do Rio Doce, ADR ...     15,729

                                                   MARKET
     SHARES                                        VALUE*
     ------                                        ------
        400  Freeport-McMoRan Copper & Gold Inc.,
              Cl. B ............................ $   16,200
        200  Nucor Corp. .......................     18,274
        100  Peabody Energy Corp. ..............      5,950
        100  Phelps Dodge Corp. ................      9,203
        100  Rio Tinto plc, ADR ................     10,865
        200  Southern Peru Copper Corp. ........     10,332
      1,400  USEC Inc. .........................     14,518
                                                 ----------
                                                    141,002
                                                 ----------
             PAPER AND FOREST PRODUCTS -- 0.4%
        500  Weyerhaeuser Co. ..................     33,240
                                                 ----------
             PUBLISHING -- 0.1%
        100  Gannett Co. Inc. ..................      8,376
                                                 ----------
             REAL ESTATE INVESTMENT TRUSTS -- 0.8%
        100  CBL & Associates Properties Inc. ..      6,095
        100  Federal Realty Investment Trust ...      4,400
        300  Impac Mortgage Holdings Inc. ......      7,890
        300  Macerich Co. ......................     15,987
        500  Rayonier Inc. .....................     22,620
        400  Regency Centers Corp. .............     18,596
                                                 ----------
                                                     75,588
                                                 ----------
             RETAIL -- 2.0%
        200  Best Buy Co. Inc. .................     10,848
        200  Costco Wholesale Corp. ............      8,312
        400  Gap Inc. ..........................      7,480
        100  Kohl's Corp.+ .....................      4,819
        300  Lowe's Companies Inc. .............     16,305
        300  Target Corp. ......................     13,575
        700  The Home Depot Inc. ...............     27,440
      1,600  Wal-Mart Stores Inc. ..............     85,120
        300  Walgreen Co. ......................     10,749
                                                 ----------
                                                    184,648
                                                 ----------
             SPECIALTY CHEMICALS -- 2.5%
        400  Albemarle Corp. ...................     14,036
        500  Cabot Corp. .......................     19,285
      1,000  Dow Chemical Co. ..................     45,180
        800  E.I. du Pont de Nemours and Co. ...     34,240
        400  Eastman Chemical Co. ..............     19,020
        100  FMC Corp+ .........................      4,857
        300  Georgia Gulf Corp. ................     13,377
        600  IMC Global Inc.+ ..................     10,434
        600  International Flavors &
               Fragrances Inc. .................     22,920
      1,000  Lyondell Chemical Co. .............     22,460
        500  Praxair Inc. ......................     21,370
                                                 ----------
                                                    227,179
                                                 ----------
             TELECOMMUNICATIONS -- 1.0%
        300  American Tower Corp., Cl. A+ ......      4,605
        500  BellSouth Corp. ...................     13,560
        300  Crown Castle International Corp.+ .      4,464

NED DAVIS RESEARCH ASSET ALLOCATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   MARKET
     SHARES                                        VALUE*
     ------                                        ------
             COMMON STOCKS (CONTINUED)
             TELECOMMUNICATIONS (CONTINUED)
      1,000  SBC Communications Inc. ........... $   25,950
        500  Sprint Corp. ......................     10,065
        900  Verizon Communications Inc. .......     35,442
                                                 ----------
                                                     94,086
                                                 ----------
             TRANSPORTATION -- 0.9%
        500  Burlington Northern
               Santa Fe Corp. ..................     19,155
        100  Expeditors International of
               Washington Inc. .................      5,170
        100  FedEx Corp. .......................      8,569
        200  Norfolk Southern Corp. ............      5,948
        200  Overseas Shipholding Group Inc. ...      9,928
        400  United Parcel Service Inc., Cl. B .     30,368
                                                 ----------
                                                     79,138
                                                 ----------
             WIRELESS COMMUNICATIONS -- 1.4%
        500  America Movil SA de CV,
               Cl. L, ADR ......................     19,515
      1,000  China Mobile (Hong Kong)
               Ltd., ADR .......................     15,300
      1,100  Nextel Communications Inc.,
               Cl. A+ ..........................     26,224
        500  Nextel Partners Inc., Cl. A+ ......      8,290
        100  NII Holdings Inc.+ ................      4,121
        200  Telephone & Data Systems Inc. .....     16,834
        300  United States Cellular Corp.+ .....     12,945
        900  Vodafone Group plc, ADR ...........     21,699
        200  Western Wireless Corp., Cl. A+ ....      5,142
                                                 ----------
                                                    130,070
                                                 ----------
             TOTAL COMMON STOCKS ...............  4,719,042
                                                 ----------
   PRINCIPAL
    AMOUNT
   -------
             U.S. GOVERNMENT AGENCY OBLIGATIONS -- 4.7%
             FEDERAL AGENCY AND GOVERNMENT -- 4.7%
   $125,000  FNMA,
              6.625%, 11/15/30 .................    146,199
    250,000  Tenn. Valley Authority, Ser. E,
              6.250%, 12/15/17 .................    281,866
                                                 ----------
             TOTAL U.S. GOVERNMENT
               AGENCY OBLIGATIONS ..............    428,065
                                                 ----------

   PRINCIPAL                                       MARKET
    AMOUNT                                         VALUE*
     ------                                        ------
             U.S. GOVERNMENT OBLIGATIONS -- 24.7%
             U.S. TREASURY BILLS -- 0.4%
   $ 40,000   1.400%++, 10/14/04 ............... $   39,980
                                                 ----------
             U.S. TREASURY BONDS -- 11.4%
    580,000   6.250%, 05/15/30 .................    688,569
    280,000   7.250%, 05/15/16 .................    352,560
                                                 ----------
                                                  1,041,129
                                                 ----------
             U.S. TREASURY NOTES -- 12.9%
    390,000   8.750%, 05/15/17 .................    550,372
    440,000   8.750%, 05/15/20 .................    636,969
                                                 ----------
                                                  1,187,341
                                                 ----------
             TOTAL U.S. GOVERNMENT OBLIGATIONS .  2,268,450
                                                 ----------
             TOTAL INVESTMENTS -- 80.9%
              (Cost $7,375,101) ................  7,415,557

             OTHER ASSETS AND LIABILITIES
               (NET) -- 19.1% ..................  1,753,753
                                                 ----------
             NET ASSETS -- 100.0% .............. $9,169,310
                                                 ==========

                                                   UNREALIZED
   NUMBER OF                         EXPIRATION   APPRECIATION
   CONTRACTS                            DATE     (DEPRECIATION)
   ---------                         ----------  --------------
             FUTURES CONTRACTS -- LONG POSITION
         13  E-Mini S&P 500
               Future (a) .......... 12/16/2004  $   (5,425)
          8  U.S. Treasury Bond .... 12/30/2004      13,156
                                                 ----------
             TOTAL FUTURES CONTRACTS --
               LONG POSITION ................... $    7,731
                                                 ==========
------------------
              For Federal tax purposes:
              Aggregate cost ................... $7,375,101
                                                 ==========
              Gross unrealized appreciation .... $  197,730
              Gross unrealized depreciation ....   (157,274)
                                                 ----------
              Net unrealized appreciation
                (depreciation) ................. $   40,456
                                                 ==========
------------------
(a) Collateralized at State Street Bank & Trust, in a segregated cash account for $1,630,000.
+     Non-income producing security.
++    Represents annualized yield at date of purchase.
ADR - American Depository Receipt.
* Portfolio securities are valued at the last quoted sale price or closing values. If this is unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Ned Davis Research Funds
            ------------------------------

By (Signature and Title)*          /s/ Bruce N. Alpert
                         -------------------------------------------------------
                                   Bruce N. Alpert, Principal Executive Officer


Date     November 26, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*           /s/ Bruce N. Alpert
                         -------------------------------------------------------
                                    Bruce N. Alpert, Principal Executive
                                    Officer & Principal
                                    Financial Officer


Date     November 26, 2004
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.